Trade and other receivables, net - Carrying Amounts (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Trade and other receivables	$ 228,378	$ 188,080
U.S. Dollar
Disclosure of financial assets [line items]
Trade and other receivables	89,760	62,604
Argentine Peso
Disclosure of financial assets [line items]
Trade and other receivables	54,801	55,260
Uruguayan Peso
Disclosure of financial assets [line items]
Trade and other receivables	2,229	460
Brazilian Reais
Disclosure of financial assets [line items]
Trade and other receivables	$ 81,588	$ 69,756